Acquisitions - Schedule of fair value of net assets acquired and goodwill (Details) - Infinera Corporation € in Millions	Feb. 28, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 1,111
Property, plant and equipment	241
Deferred tax assets	82
Inventories	337
Trade receivables	349
Other assets	207
Cash and cash equivalents	78
Assets acquired	2,405
Deferred tax liabilities	37
Trade payables	230
Contract liabilities	184
Other liabilities	291
Liabilities assumed	742
Net identifiable assets acquired	1,663
Goodwill	833
Total purchase consideration	€ 2,496